Variable Interest Entity (Tables)	6 Months Ended
Jun. 30, 2022
Variable Interest Entity Abstract
Schedule of the carrying value of VIEs’ assets and liabilities
	Assets	Liabilities	Net Assets
June 30, 2022 (Unaudited)
Total	$104,295	$2,636	$101,659

	Assets	Liabilities	Net Assets
December 31, 2021
Total	$5,361	$2,266	$3,095

	Assets	Liabilities	Net Assets	Maximum Exposure to Losses
June 30, 2022 (Unaudited)
Total	$288,234	$-	$288,234	$288,234

	Assets	Liabilities	Net Assets	Maximum Exposure to Losses
December 31, 2021
Total	$4,195	$-	$4,195	$4,195